UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 26, 2010 to July 26, 2010

 Commission File Number of issuing entity: 333-159791-02

 Sequoia Mortgage Trust 2010-H1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3813659
 38-3813660
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On July 26, 2010, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1 (the "Trust").

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 As described in the Form 10-D Report for the June 25, 2010 distribution, the terms of five loans included in the assets of the Trust had been modified by CitiMortgage as part of its customer retention program. All five loans were submitted to CitiMortgage for repurchase. In July 2010, CitiMortgage repurchased all five loans and the proceeds to the Trust from these repurchases will be included in the Available Distribution Amount for the August 25, 2010 remittance.

 Part II - OTHER INFORMATION

 Item 2.  Legal Proceedings.

 On July 12, 2010, Sequoia Residential Funding, Inc. ("Sequoia") and Redwood Trust, Inc. ("Redwood") received two notices of "Election to Void Sale of Securities" pursuant to Illinois Securities Law, 815 ILCS Section 5/13(A) from the Federal Home Loan Bank of Chicago ("FHLB Chicago"). FHLB Chicago seeks to void its purchase of two RMBS that were issued in 2006 by a securitization trust with respect to which Sequoia was the depositor. The notices were addressed to Redwood, to two subsidiaries of Redwood, Sequoia and RWT Holdings, Inc., to the securitization trust which issued these two RMBS, Sequoia Mortgage Trust 2006-1, as well as to the underwriters of these RMBS and certain other unaffiliated third parties. The notices assert that the recipients of the notices and their controlling persons are jointly and severally liable for the full amount paid for these RMBS by the FHLB Chicago plus interest thereon at the rate stated in these RMBS, less the principal and interest amounts previously received. The first of these two RMBS was issued with an original principal amount of approximately $105 million and, as of July 31, 2010, had a remaining outstanding principal balance of approximately $51 million. The second of these two RMBS was issued with an original principal amount of approximately $379 million and, as of July 31, 2010, had a remaining outstanding principal balance of approximately $187 million.

 Sequoia and Redwood believe that these notices and the related demands are without merit and intend to defend vigorously any action brought to enforce these demands. However, the outcome of this matter cannot be determined at this time, and the results cannot be predicted with certainty; there can be no assurance that this matter will not have a material adverse effect on Sequoia or Redwood in any future period, and any loss and expense related to this matter, including, without limitation, any litigation relating to this matter, could have a material adverse impact on the consolidated financial statements of Sequoia or Redwood.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the July 26, 2010 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Vice President

 Date: August 8, 2010


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the July 26, 2010 distribution.